PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment	$ 31,197	$ 31,535
Less: accumulated depreciation and amortization	(15,548)	(14,059)
Property and equipment, net	15,649	17,476
Depreciation and amortization expenses, continued operations	4,950	3,567	$ 4,003
Impairment charges of asset that will no longer be in use		19,981
Capitalized software development costs	1,756	5,756
Stock-based compensation expense		31
Amortization expense	2,978	843
Impaired leasehold	462		$ 254
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	7,004	10,295
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,836	2,811
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	8,712	7,779
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	12,645	10,650
Property and equipment, net	$ 8,212	$ 9,195